Disposal of VoIP Supply LLC - Additional Information (Details) $ in Thousands	12 Months Ended
Jun. 30, 2026 USD ($)
Disposal
Disclosure of analysis of single amount of discontinued operations [line items]
Aggregate purchase price of sale	$ 4,500